31 Ultimate controlling party (Details Narrative) - GBP (£) £ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2019	Dec. 31, 2019
Statement Line Items [Line Items]
Number of shares issued, value		£ 3,700
China Medical Systems Holdings Limited and A&B (HK) Company Ltd [Member]
Statement Line Items [Line Items]
Number of shares issued, value	£ 8,000
Number of shares issued	10,389,610